Restatement of Previously Issued Financial Statements to Reflect Derivative Accounting (Details) - USD ($)		1 Months Ended	3 Months Ended												10 Months Ended	12 Months Ended
	Oct. 14, 2020	Mar. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	$ 28,030,000		$ 44,510,000	$ 55,720,000				$ 0								$ 55,720,000	$ 0
Change in fair value of warrant derivative liability			(11,210,000)				$ 0								$ 0	27,690,000	0
Units issued value																481,170,000
General and administrative expenses		$ 0	508,918	1,279,019	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	1,279,019	$ 0
Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Units issued value	500,000,000
Public Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability			24,830,000	$ 37,000,000												$ 37,000,000
Public Warrants | Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	18,830,000
Percentage of fair value to total public warrants				3.70%												3.70%
General and administrative expenses				$ 1,046,115
Sponsor Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability			$ 19,680,000	18,720,000												$ 18,720,000
Sponsor Warrants | Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	9,200,000
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability				55,720,000												55,720,000
Change in fair value of warrant derivative liability																28,030,000
Restatement of warrants as derivative liabilities | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	28,030,000			$ 55,720,000												55,720,000
Change in fair value of warrant derivative liability																27,690,000
General and administrative expenses																$ 1,046,115
Common Stock | Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	$ 481,170,000